Securities	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Securities
Note 2: Securities
Securities are divided into five types, each with a different purpose and accounting treatment. The types of securities we hold are as follows:
Trading securities
are securities purchased for resale over a short period of time. Trading securities are recorded at FVTPL. Transaction costs and changes in fair value are recorded in our Consolidated Statement of Income in trading revenues.
Fair value through profit or loss securities
are measured at fair value, with changes in fair value and related transaction costs recorded in our Consolidated Statement of Income in securities gains, other than trading, except as noted below. This category includes the following:
Securities Designated at FVTPL
In order to qualify for this designation, the security must have a reliably measurable fair value, and the designation eliminates or significantly reduces the inconsistent treatment that would otherwise arise from measuring the gains and losses on a different basis. Securities must be designated on initial recognition, and the designation is irrevocable. If these securities are not designated at FVTPL, they would be accounted for at either FVOCI or amortized cost.
We designate certain securities held by our insurance subsidiaries that support our insurance and investment contract liabilities at FVTPL, since the changes in financial variables used to calculate insurance and investment contract liabilities are recorded through our Consolidated Statement of Income in each period. This designation aligns the accounting result with the way the portfolio is managed in order to reduce an accounting mismatch with respect to unrealized gains and losses, as the change in fair value of the securities, investment contract liabilities designated at fair value and the impact of the change in discount rates and financial assumptions on insurance contract liabilities are all recorded through the Consolidated Statement of Income in non-interest
revenue, insurance investment results. These securities had a fair value of $13,536 million as at October 31, 2025 ($12,214 million as at October 31, 2024). The maximum exposure to credit risk from securities designated at FVTPL is the carrying value of these securities.
Securities Mandatorily Measured at FVTPL
Securities managed on a fair value basis, but not held for trading, or debt securities with cash flows that do not represent solely payments of principal and interest, and equity securities not held for trading or designated at FVOCI, are classified as FVTPL. These securities had a fair value of $
7,818
million as at October 31, 2025 ($
6,850

million as at October 31, 2024).
Investments in Low Income Housing Tax Credit (LIHTC) entities are included in this balance as they are classified as FVTPL, with both changes in fair value of the investments and the benefit of tax credits received recorded in non-interest revenue, securities gains, other than trading. The fair value of these investments was $
1,136 million as at October 31, 2025 ($900 million as at October 31, 2024).
Debt securities at FVOCI
are debt securities purchased with the objective of both collecting contractual cash flows and selling the securities. The securities’ cash flows represent solely payments of principal and interest. These securities may be sold in response to, or in anticipation of, changes in interest rates and any resulting prepayment risk, changes in credit risk, changes in foreign currency risk or changes in funding sources or terms, or in order to meet liquidity needs.
Debt securities measured at FVOCI are initially recorded at fair value plus transaction costs. They are subsequently measured at fair value, with unrealized gains and losses recorded in our Consolidated Statement of Comprehensive Income until the security is sold or impaired. Gains and losses on disposal and impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest
revenue, securities gains, other than trading. Interest income earned is recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities, using the effective interest method.
Equity securities at FVOCI
are equity securities for which we have elected to record changes in the fair value of the instrument in other comprehensive income as opposed to FVTPL. Gains or losses recorded on these instruments will never be recognized in profit or loss. Equity securities measured at FVOCI are not subject to an impairment assessment.
Debt securities at amortized cost
are debt securities purchased or originated with the objective of collecting contractual cash flows, and those cash flows represent solely payments of principal and interest. These securities are initially recorded at fair value plus transaction costs and are subsequently measured at amortized cost, using the effective interest method. Impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest
revenue, securities gains, other than trading. Interest income earned and amortization of premiums, discounts and transaction costs are recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities.
We account for all of our securities transactions using trade date accounting in our Consolidated Balance Sheet.
Impairment Review
Debt securities measured at amortized cost or FVOCI are assessed for impairment using the ECL model, with the exception of those determined to have low credit risk, where the ACL is measured at an amount equal to
12-month
ECL. A debt security is considered to have low credit risk if it has a low risk of default, and if the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfill its contractual cash flow obligations. All of our debt securities have a credit risk rating of investment grade.
Debt securities measured at amortized cost totalled $96,610 million as at October 31, 2025 ($115,188 million as at October 31, 2024), net of ACL of $4 million as at October 31, 2025 ($3 million as at October 31, 2024).
Debt securities measured at FVOCI totalled $113,209 million as at October 31, 2025 ($93,702 million as at October 31, 2024). ACL related to these FVOCI debt securities of $6 million as at October 31, 2025 ($4 million as at October 31, 2024) is included in Accumulated Other Comprehensive Income.
Fair Value Measurement
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Where market quotes are not available, we use estimation techniques to determine fair value. Additional information regarding fair value measurement techniques is included in Note 17.

Remaining Term to Maturity of Securities
The following table shows the remaining terms to maturity of securities:

(Canadian $ in millions, except as noted)	Term to maturity						2025	2024
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	No specific maturity	Total	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$1,170	$2,342	$1,003	$3,481	$4,315	$–	$12,311	$10,036
Canadian provincial and municipal governments	715	316	1,494	2,007	4,503	–	9,035	7,585
U.S. federal government	4,123	9,180	3,237	6,135	8,227	–	30,902	24,248
U.S. states, municipalities and agencies	–	34	214	429	467	–	1,144	565
Other governments	592	1,177	1,348	740	269	–	4,126	3,849
NHA MBS, U.S. agency MBS and CMO (1)	1,103	176	467	928	53,776	–	56,450	40,995
Corporate debt	1,377	3,030	2,259	2,365	2,583	–	11,614	10,172
Trading loans	1	976	1,641	1,950	–	–	4,568	5,493
Corporate equity	–	–	–	–	–	62,153	62,153	65,983
Total trading securities	9,081	17,231	11,663	18,035	74,140	62,153	192,303	168,926
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	876	7	146	342	248	–	1,619	403
Canadian provincial and municipal governments	1	6	19	116	1,436	–	1,578	1,578
U.S. federal government	4	–	–	–	1,491	–	1,495	1,527
Other governments	–	–	–	–	–	–	–	25
NHA MBS, U.S. agency MBS and CMO (1)	–	11	–	7	–	–	18	21
Corporate debt	227	273	246	1,133	7,029	–	8,908	8,780
Corporate equity	–	–	–	–	–	7,736	7,736	6,730
Total FVTPL securities	1,108	297	411	1,598	10,204	7,736	21,354	19,064
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	15,795	15,202	10,077	3,820	–	–	44,894	33,892
Fair value	15,819	15,287	10,271	3,958	–	–	45,335	34,177
Yield (%)	2.29	2.48	2.78	3.08	–	–	2.53	3.33
Canadian provincial and municipal governments
Amortized cost	470	1,041	2,925	1,072	17	–	5,525	5,939
Fair value	470	1,061	2,986	1,112	15	–	5,644	5,996
Yield (%)	2.52	3.05	3.32	3.47	4.07	–	3.23	3.61
U.S. federal government
Amortized cost	844	3,769	9,270	6,358	274	–	20,515	17,033
Fair value	845	3,797	9,434	6,458	275	–	20,809	16,965
Yield (%)	3.61	3.88	3.75	3.92	4.64	–	3.83	4.06
U.S. states, municipalities and agencies
Amortized cost	399	538	732	3,408	545	–	5,622	5,125
Fair value	398	534	733	3,423	546	–	5,634	5,068
Yield (%)	2.89	2.87	3.06	3.02	4.77	–	3.17	4.04
Other governments
Amortized cost	1,521	1,607	911	–	–	–	4,039	5,643
Fair value	1,521	1,624	920	–	–	–	4,065	5,656
Yield (%)	2.28	3.49	3.66	–	–	–	3.07	3.15
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	112	1,451	10,628	3,783	10,972	–	26,946	21,570
Fair value	111	1,457	10,776	3,834	10,837	–	27,015	21,293
Yield (%)	2.46	3.46	4.19	3.90	4.02	–	4.03	3.92
Corporate debt
Amortized cost	1,663	523	550	1,686	69	–	4,491	4,391
Fair value	1,664	530	557	1,699	65	–	4,515	4,370
Yield (%)	4.48	2.69	3.35	4.79	5.02	–	4.26	2.67
Corporate equity
Cost	–	–	–	–	–	165	165	135
Fair value	–	–	–	–	–	192	192	177
Total cost or amortized cost	20,804	24,131	35,093	20,127	11,877	165	112,197	93,728
Total fair value	20,828	24,290	35,677	20,484	11,738	192	113,209	93,702
Yield (%)	2.54	2.86	3.55	3.65	4.07	–	3.28	3.61
Amortized Cost Securities (2)
Issued or guaranteed by:
Canadian federal government
Amortized cost	538	376	–	35	–	–	949	2,465
Fair value	532	376	–	35	–	–	943	2,403
Yield (%)	3.43	2.74	–	3.12	–	–	3.15	1.81
Canadian provincial and municipal governments
Amortized cost	720	1,099	1,495	2,868	–	–	6,182	4,488
Fair value	719	1,106	1,506	2,889	–	–	6,220	4,216
Yield (%)	2.84	2.50	2.86	3.45	–	–	3.07	2.38
U.S. federal government
Amortized cost	773	17,536	12,377	8,992	3,790	–	43,468	55,421
Fair value	765	17,037	11,601	7,980	3,049	–	40,432	51,319
Yield (%)	3.87	2.74	2.32	2.69	3.96	–	2.74	1.49
U.S. states, municipalities and agencies
Amortized cost	–	–	–	165	–	–	165	182
Fair value	–	–	–	167	–	–	167	180
Yield (%)	–	–	–	4.66	–	–	4.66	4.65
Other governments
Amortized cost	186	217	122	–	–	–	525	681
Fair value	186	217	120	–	–	–	523	675
Yield (%)	3.76	3.96	4.00	–	–	–	3.90	1.80
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	1,127	3,783	455	2,532	29,873	–	37,770	42,773
Fair value	1,119	3,670	425	2,317	27,307	–	34,838	38,619
Yield (%)	2.51	1.78	1.84	1.69	2.81	–	2.61	2.58
Corporate debt
Amortized cost	392	664	140	58	6,297	–	7,551	9,178
Fair value	387	660	141	57	6,080	–	7,325	9,049
Yield (%)	3.73	3.97	2.94	3.73	5.06	–	4.85	4.57
Total carrying value	3,736	23,675	14,589	14,650	39,960	–	96,610	115,188
Total fair value	3,708	23,066	13,793	13,445	36,436	–	90,448	106,461
Yield (%)	3.18	2.62	2.38	2.69	3.27	–	2.89	2.19
Total carrying value of securities	34,753	65,493	62,340	54,767	136,042	70,081	423,476	396,880
Total by Currency (Canadian $ equivalent)
Canadian dollar	23,158	24,896	16,194	15,622	18,796	27,159	125,825	111,370
U.S. dollar	10,390	39,787	45,617	38,820	116,911	41,434	292,959	278,558
Other currencies	1,205	810	529	325	335	1,488	4,692	6,952
Total securities	$34,753	$65,493	$62,340	$54,767	$136,042	$70,081	$423,476	$396,880

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

(2)	The carrying values of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
Yields in the table above are calculated using the cost of the security and the contractual interest rate associated with each security, adjusted for any amortization of premiums and discounts. Tax effects are not taken into consideration. The terms to maturity included in the table above are based on the contractual maturity dates of the securities. Actual maturities could differ, as issuers may have the right to call or prepay obligations.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Unrealized Gains and Losses on FVOCI Securities
The following table summarizes unrealized gains and losses on FVOCI securities:

(Canadian $ in millions)				2025				2024
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	$44,894	$443	$(2)	$45,335	$33,892	$303	$(18)	$34,177
Canadian provincial and municipal governments	5,525	132	(13)	5,644	5,939	82	(25)	5,996
U.S. federal government	20,515	327	(33)	20,809	17,033	100	(168)	16,965
U.S. states, municipalities and agencies	5,622	77	(65)	5,634	5,125	24	(81)	5,068
Other governments	4,039	35	(9)	4,065	5,643	20	(7)	5,656
NHA MBS, U.S. agency MBS and CMO	26,946	291	(222)	27,015	21,570	58	(335)	21,293
Corporate debt	4,491	37	(13)	4,515	4,391	31	(52)	4,370
Corporate equity	165	27	–	192	135	42	–	177
Total	$112,197	$1,369	$(357)	$113,209	$93,728	$660	$(686)	$93,702
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest, Dividend and Fee Income
Interest, dividend and fee income has been included in our Consolidated Statement of Income as follows. Related income for trading securities is included under trading-related revenue in Note 17.

(Canadian $ in millions)	2025	2024
FVTPL securities	$143	$161
FVOCI securities	4,427	3,874
Amortized cost securities	2,709	3,952
Total	$7,279	$7,987
Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2025	2024
FVTPL securities	$201	$87
FVOCI securities – realized gains (1)	89	114
Impairment on FVOCI and amortized cost securities	(3)	(1)
Securities gains, other than trading	$287	$200

(1)	Gains are net of (losses) on hedge contracts.
Gains and losses on trading securities are included under trading-related revenue in Note 17.
Interest and dividend income and gains on securities held in our Insurance business are recorded in non-interest
revenue, insurance investment results, in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2025	2024
Interest and dividend income	$546	$515
Gains from securities designated at FVTPL (1)	374	1,270
Realized gains from FVOCI securities	–	1
Total interest and dividend income and gains held in our Insurance business	$920	$1,786

(1)	Gains (losses) on these securities may be offset by certain (losses) gains from changes in insurance-related liabilities, as described above under Securities Designated at FVTPL.